Annual Fund Operating Expenses	Feb. 25, 2026
T. Rowe Price Science & Technology Fund, Inc. - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.80%
T. Rowe Price Science & Technology Fund, Inc. - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.67%
T. Rowe Price Science & Technology Fund, Inc. - Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.06%